(LOSS)/EARNINGS PER SHARE (Schedule of Basic and diluted (loss)/earnings per share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Lossearnings Per Share
(Loss)/ profit attributable to ordinary equity holders of the Company	$ (7,576)	¥ (48,152)	¥ 24,336	¥ (43,042)
Weighted average number of common shares for basic and diluted loss per share:
Basic and diluted	40,720,246	40,720,246	31,308,653	27,910,916
(Loss)/earnings per share:
Basic and diluted | (per share)	$ (0.19)	¥ (1.18)	¥ 0.78	¥ (1.54)